Equity (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Beginning, balance	$ 7,077	$ (28,186)
Other comprehensive income for the period	(7,424)	35,263	$ 64,843
Ending, balance	(347)	7,077	(28,186)
Hedging Reserves [Member]
Beginning, balance	122	(21,590)
Other comprehensive income for the period	6,385	21,712
Ending, balance	6,507	122	(21,590)
Fair Value Reserves [Member]
Beginning, balance	(245)
Other comprehensive income for the period	19	(245)
Ending, balance	(226)	(245)
Reserves Relating To Actuarial Gains And Losses [Member]
Beginning, balance	(31,753)	(35,847)
Other comprehensive income for the period	(33,385)	4,094
Ending, balance	(65,138)	(31,753)	(35,847)
Income Tax Reserves Relating To Hedging Reserves [Member]
Beginning, balance	(3,558)
Other comprehensive income for the period	3,558	(3,558)
Ending, balance		(3,558)
Income Tax Reserves Relating To Fair Value Reserves [Member]
Beginning, balance	3	3
Other comprehensive income for the period
Ending, balance	3	3	3
Income Tax Reserves Relating To Reserve Actuarial Gains And Losses [Member]
Beginning, balance	15,143	10,854
Other comprehensive income for the period	(15,018)	4,289
Ending, balance	125	15,143	10,854
Revaluation Of Administrative Property [Member]
Beginning, balance	27,365	18,394
Other comprehensive income for the period	31,017	8,971
Ending, balance	$ 58,382	$ 27,365	$ 18,394